Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (898)
Net unrealized gain	(102)	$ 94
Ending Balance	(1,584)	(898)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(836)	(1,018)
Net unrealized gain (loss)	(539)	183
Repurchase of shares under Normal Course Issuer Bids [note 20]	7	(1)
Ending Balance	(1,368)	(836)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	43	5
Net unrealized gain	(102)	94
Reclassifications to net income	(54)	(56)
Ending Balance	(113)	43
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(105)	(101)
Revaluation	1	0
Net unrealized (loss) gains	0	(5)
Reclassifications to net income	1	1
Ending Balance	(103)	(105)
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(898)
Ending Balance	$ (1,584)	$ (898)